Transactions and Balances with Related Parties (Details) - Schedule of compensation paid or payable to key management for services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of compensation paid or payable to key management for services [Abstract]
Salaries and other short-term employee benefits	$ 737	$ 801	$ 688
Post-employment benefits	57	58	37
Total	$ 794	$ 859	$ 725